POST BALANCE SHEET EVENTS (Details Textual) (Subsequent Event [Member], USD $) In Millions, unless otherwise specified	0 Months Ended
Dec. 03, 2013
Eclat Pharmaceuticals LLC [Member]
Royalty Percentage	0.834%
Increase In Royalty Percentage	0.583%
Maximum Royalty Percentage	2.00%
Broadfin Healthcare Master Fund Ltd [Member]
Line of Credit Facility, Maximum Borrowing Capacity	$ 15.0
Line Of Credit Facility Initial Loan	5.0
Line Of Credit Facility Additional Loan	$ 5.0
Line of Credit Facility, Interest Rate During Period	12.50%